Offsets	Feb. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	SciSparc Ltd.
Form or Filing Type	F-3
File Number	333-269839
Initial Filing Date	Feb. 17, 2023
Filing Date	Feb. 17, 2023
Fee Offset Claimed	$ 5,042.54
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 45,758,076.25
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the total registration fee due under this registration statement by $5,042.54 (calculated at the fee rate in effect at the date of the Registrant’s prior registration statement, or the Prior Registration Statement), which represents the portion of the registration fee previously paid with respect to $45,758,076.25 of unsold securities previously registered under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	SciSparc Ltd.
Form or Filing Type	F-3
File Number	333-269839
Filing Date	Feb. 17, 2023
Fee Paid with Fee Offset Source	$ 5,042.54